Analysis of cash flows - Summary of Analysis of Cash Flows (Parenthetical) (Detail)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 GBP (£)	Jun. 30, 2018 GBP (£)
Disclosure Of Cash Flow Statement [line items]
Cash and cash equivalents acquired from acquisitions	£ 0			£ 11,300,000
Cash and cash equivalents from overdraft of acquisition					£ 3,900,000
Cash and cash equivalents acquired from disposals	3,000,000			£ 15,100,000	£ 200,000
Bond amount	7,838,200,000
Proceeds from issue of Euro 250 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | €			€ 250,000,000
Proceeds from issue of Euro 500 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | €			500,000,000
Repayment of 200 million GBP bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount	£ 200,000,000
Partial repayment of Usd 450 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | €			450,000,000
Partial repayment of Usd 272 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $		$ 272,000,000
Partial repayment of Usd 300 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $		300,000,000
Repayment of Euro 252 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | €			€ 252,000,000
Partial repayment of Usd 500 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | $		$ 500,000,000